Balances and Transactions with Related Parties - Summary of Significant Transactions and Effect on Income or Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	$ (210,274)	$ (120,141)	$ (123,198)
Endesa Energa S.A. [Member] | Other Services Rendered [Member] | Spain [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	103	90
Endesa Energa S.A. [Member] | Other Operating Income [Member] | Spain [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			65
Enel Latinoamerica S.A. [Member] | Other Fixed Operating Expenses [Member] | Spain [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(127)
Endesa Generacin [Member] | Other Fixed Operating Expenses [Member] | Spain [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(53)	(160)	(39)
Endesa Generacin [Member] | Fuel Consumption [Member] | Spain [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(16,975)
SACME [Member] | Outsourced Services [Member] | Argentina | Associates [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(1,739)	(2,761)	(2,438)
G N L Chile S A | Gas Consumption | Chile | Associates [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(20,267)
G N L Chile S A | Other Financial Income [Member] | Chile | Associates [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			2
G N L Chile S A | Gas Transportation | Chile | Associates [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(13,197)
GNL Quintero S.A. [Member] | Other Fixed Operating Expenses [Member] | Chile | Associates [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(55)
GNL Quintero S.A. [Member] | Energy Purchases [Member] | Chile | Associates [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			657
GNL Quintero S.A. [Member] | Tolls [Member] | Chile | Associates [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(223)
Parque Eolico Tal Tal S.A. [Member] | Energy Purchases [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(6,480)
Parque Eolico Tal Tal S.A. [Member] | Energy Purchases [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			38
Empresa Electrica Panguipulli S .A. [Member] | Other Services Rendered [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			88
Empresa Electrica Panguipulli S .A. [Member] | Energy Purchases [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(2,195)
Empresa Electrica Panguipulli S .A. [Member] | Tolls [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(63)
Empresa Electrica Panguipulli S .A. [Member] | Energy Purchases [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			194
Enel Iberoamerica SRL [Member] | Other Operating Income [Member] | Spain [Member] | Enel S.p.A [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		10	4
Enel Iberoamerica SRL [Member] | Other Fixed Operating Expenses [Member] | Spain [Member] | Enel S.p.A [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(234)	(1,214)
Electrogas S.A. [Member] | Fuel Consumption [Member] | Chile | Associates [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			259
Electrogas S.A. [Member] | Tolls [Member] | Chile | Associates [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(1,309)
Endesa Operaciones y Servicios [Member] | Other Services Rendered [Member] | Spain [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	231	259
Endesa Operaciones y Servicios [Member] | Other Operating Income [Member] | Spain [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			231
Enel Ingegneria e Ricerca [Member] | Other Services Rendered [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			9
Enel Ingegneria e Ricerca [Member] | Other Fixed Operating Expenses [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(2,487)
Endesa Espana [Member] | Other Fixed Operating Expenses [Member] | Spain [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(149)	(150)	(170)
Empresa de Energa de Cundinamarca S.A. [Member] | Other Services Rendered [Member] | Colombia | Joint Venture [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			3,280
Empresa de Energa de Cundinamarca S.A. [Member] | Other Operating Income [Member] | Colombia | Joint Venture [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			25
Empresa de Energa de Cundinamarca S.A. [Member] | Other Fixed Operating Expenses [Member] | Colombia | Joint Venture [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(7)
Empresa de Energa de Cundinamarca S.A. [Member] | Energy Purchases [Member] | Colombia | Joint Venture [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			9,101
Empresa de Energa de Cundinamarca S.A. [Member] | Tolls [Member] | Colombia | Joint Venture [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(1,926)
Enel Trade S.p.A. [Member] | Other Operating Income [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			71
Enel Trade S.p.A. [Member] | Other Fixed Operating Expenses [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(2,055)	(1,249)	(821)
Sociedad Almeyda Solar Spa [Member] | Other Services Rendered [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			53
Sociedad Almeyda Solar Spa [Member] | Energy Purchases [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(1,208)
Sociedad Almeyda Solar Spa [Member] | Tolls [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(60)
Sociedad Almeyda Solar Spa [Member] | Energy Purchases [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			51
Transmisora Electrica De Quillota Ltda [Member] | Tolls [Member] | Chile | Joint Venture [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(364)
Enel S.p.A. [Member] | Other Operating Income [Member] | ITALY | Enel S.p.A [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	608	593	153
Enel S.p.A. [Member] | Other Fixed Operating Expenses [Member] | ITALY | Enel S.p.A [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(1,016)	(12,758)	(18,284)
Enel S.p.A. [Member] | Other Fixed Operating Expenses [Member] | ITALY | Enel S.p.A [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(2,144)	(1,686)
Parque Eolico Valle de los Vientos S.A. [Member] | Energy Purchases [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(4,155)
Parque Eolico Valle de los Vientos S.A. [Member] | Energy Purchases [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			206
Enel Italia Servizi SRL [Member] | Other Fixed Operating Expenses [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(16,630)	(16,805)
Enel Italia [Member] | Other Fixed Operating Expenses [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(1,505)		(6,120)
Enel Produzione [Member] | Other Fixed Operating Expenses [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(641)	(532)	(487)
Energa Nueva Energa Limpia Mexico S.R.L [Member] | Other Services Rendered [Member] | MEXICO | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		54	19
Enel Green Power Italy [Member] | Other Fixed Operating Expenses [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(93)	(192)
Enel Distribucin Chile S.A. (Ex Chilectra S.A.) [Member] | Other Services Rendered [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(19)
Enel Distribucin Chile S.A. (Ex Chilectra S.A.) [Member] | Other Fixed Operating Expenses [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(55)	(169)	(262)
Enel Distribucin Chile S.A. (Ex Chilectra S.A.) [Member] | Other Financial Income [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			49
Enel Distribucin Chile S.A. (Ex Chilectra S.A.) [Member] | Sale Of Material [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			5,204
Enel Generacin Chile S.A. (Ex Endesa S.A.) [Member] | Other Services Rendered [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			77
Enel Generacin Chile S.A. (Ex Endesa S.A.) [Member] | Other Fixed Operating Expenses [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(73)	(264)	(4,244)
Enel Generacin Chile S.A. (Ex Endesa S.A.) [Member] | Other Financial Income [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			1,543
Celta [Member] | Other Fixed Operating Expenses [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(599)
Servicios Informticos e Inmobiliarios Ltda. [Member] | Other Services Rendered [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			128
Servicios Informticos e Inmobiliarios Ltda. [Member] | Other Operating Income [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			79
Servicios Informticos e Inmobiliarios Ltda. [Member] | Other Fixed Operating Expenses [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(3,328)	(3,381)
Gas Atacama Chile [Member] | Other Fixed Operating Expenses [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(443)	(465)
Enel Chile S.A. Ex Enersis Chile [Member] | Other Services Rendered [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(8,128)		4,244
Enel Chile S.A. Ex Enersis Chile [Member] | Other Fixed Operating Expenses [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(3,931)	(8,055)
Enel Chile S.A. Ex Enersis Chile [Member] | Other Financial Income [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(490)
Enel Chile S A [Member] | Other Operating Income [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		16
Enel Chile S A [Member] | Other Financial Income [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		431
Yacylec [Member] | Other Services Rendered [Member] | Argentina | Associates [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	8	14	15
Yacylec [Member] | Other Fixed Operating Expenses [Member] | Argentina | Associates [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(101)	(162)
Enel Green Power Participaes Ltda [Member] | Other Fixed Operating Expenses [Member] | Brazil | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		12	280
Enel Green Power Participaes Ltda [Member] | Energy Purchases [Member] | Brazil | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	24,333	31,250	5,411
Enel Green Power Participaes Ltda [Member] | Energy Sales [Member] | Brazil | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(126,627)	(108,947)	(36,486)
Enel Green Power Participaes Ltda [Member] | Tolls [Member] | Brazil | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	196	160
Enel Distribuzione [Member] | Other Fixed Operating Expenses [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(619)	(143)	(94)
Parque Eolico Talinay Oriente SA [Member] | Other Services Rendered [Member] | Argentina | Associates [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(150)
Parque Eolico Talinay Oriente SA [Member] | Energy Purchases [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			59
Parque Eolico Talinay Oriente SA [Member] | Energy Purchases [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			$ (150)
Enel Energia [Member] | Other Operating Income [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	3	88
Enel Green Power Colombia [Member] | Other Services Rendered [Member] | Colombia | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	314	263
Enel Green Power Argentina [[Member] | Other Services Rendered [Member] | Argentina | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		589
Enel Green Power North America Inc [Member] | Other Services Rendered [Member] | UNITED STATES | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	24	6
Enel Fortuna S.A. [Member] | Other Fixed Operating Expenses [Member] | PANAMA | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(122)	(58)
Enel Green Power SPA [Member] | Other Fixed Operating Expenses [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(3,307)	$ (81)
Enel Iberia Srl [Member] | Other Fixed Operating Expenses [Member] | Spain [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(283)
Enel Golbal Thermal Generation SRL [Member] | Other Fixed Operating Expenses [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(5,561)
Enel Green Power Per (USD) [Member] | Tolls [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(2,089)
Enel Green Power Per (USD) [Member] | Energy Purchases [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(2,802)
Enel Green Power Per (USD) [Member] | Other Services Rendered [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	2,371
Proyectos Y Soluciones Renovables S.A.C [Member] | Other Services Rendered [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	3
Enel Map [Member] | Other Fixed Operating Expenses [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(15,986)
Enel Global Infrastructure And Network [Member] | Other Fixed Operating Expenses [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(2,238)
Energtica Monzon S.A.C [Member] | Other Services Rendered [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	380
Endesa Distribucin Elctrica [Member | Other Fixed Operating Expenses [Member] | Spain [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(282)
Enel X S.R.L [Member] | Other Fixed Operating Expenses [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(327)
Enel Finance International NV (*) [Member] | Other Financial Expenses [Member] | Grupo Enel Green Power Brasil Participaes Ltda [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	$ (43,873)